Statements of Financial Condition - National Bank Holdings Corporation Employee Stock Purchase Plan - USD ($)	Feb. 28, 2026	Feb. 28, 2025
ASSETS
Receivable from National Bank Holdings Corporation
PLAN EQUITY
Plan equity